Decommissioning obligations (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Detailed Information about Decommissioning Obligations
	Year Ended December 31,
	2018	2017

Opening carrying amount	$125,721	$118,903
Changes in estimates and new estimated cash flows	769	1,966
Accretion of present value discount	5,075	4,852
	$131,565	$125,721